Goodwill and other Intangible Assets, Net (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill and Other Intangible Assets, Net (Textual) [Abstract]
Amortization expense for intangible assets	$ 45	$ 43	$ 43
Significant additions to intangible assets	0	0
Silicones [Member]
Indefinite-lived Intangible Assets [Line Items]
Accumulated goodwill impairment losses	700
Quartz [Member]
Indefinite-lived Intangible Assets [Line Items]
Accumulated goodwill impairment losses	$ 158